Condensed Consolidated Unaudited Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Loss for the period	$ (5,183)	$ (6,013)
Adjustments:
Depreciation	3	2
Finance expenses (income), net	813	(56)
Share-based payments	612	1,283
Expenses (income) in regards with settlement with a minority shareholder of a subsidiary (see Note 4)	(866)	1,000
Total adjustments	(4,621)	(3,784)
Changes in assets and liabilities:
Changes in receivables	202	(536)
Changes in accounts payables	525	(240)
Changes in other payables	412	(303)
Changes in post - employment benefit liabilities		172
Changes in assets and liabilities	1,139	(907)
Net cash used in operating activities	(3,482)	(4,691)
Cash flows from investing activities:
Acquisition of subsidiary, net of cash acquired		(1,732)
Decrease (increase) in short term deposits	(3,061)	357
Acquisition of fixed assets	(5)	(3)
Net cash used in investing activities	(3,066)	(1,378)
Cash flows from financing activities:
Proceeds from warrants exercised	515
Repayment of short term bank credit		(16)
Proceeds from issuance of shares and ADSs	4,683
Share and ADS issuance expenses paid	(407)
Proceeds from issuance of warrants	3,467
Warrants issuance expenses paid	(301)
Repayment of loans from related parties		(130)
Interest paid	(7)	(8)
Interest received	24
Net cash provided by (used in) financing activities	7,974	(154)
Net increase (decrease) in cash and cash equivalents	1,426	(6,223)
Cash and cash equivalents at the beginning of the period	3,947	6,758
Effect of translation adjustments on cash and cash equivalents	(10)	(8)
Cash and cash equivalents at the end of the period	$ 5,363	$ 527